Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill [Roll Forward]
Summary of Changes in Carrying Amounts of Goodwill
The changes in the carrying amounts of goodwill, which is generally not deductible for tax purposes, is as follows:

Balance at December 31, 2020	$120,671
Acquisitions	68,612
Impact of foreign currency fluctuations	(515)

Balance at December 31, 2021	188,768
Acquisition	5,794
Impact of foreign currency fluctuations	(200)

Balance at December 31, 2022	$194,362